INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Intangible assets
Intangible assets	$ 57,781,483	$ 35,333,464
Gross carrying amount
Intangible assets
Intangible assets	66,376,939	42,832,837	$ 41,973,607	$ 45,848,737
Accumulated depreciation/amortization
Intangible assets
Intangible assets	$ (8,595,456)	$ (7,499,373)	$ (6,675,383)	$ (6,232,311)